Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 963,247	$ 941,661
Less: unamortized discount and debt issuance costs	(10,945)	(8,645)
Total debt	952,302	933,016
Less: current portion	(166,745)	(171,019)
Non-current portion of long-term debt	785,557	761,997
Secured Debt
Debt Instrument [Line Items]
Total principal	423,512	475,466
Revolving Credit Facilities
Debt Instrument [Line Items]
Total principal	$ 539,735	$ 466,195